UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07896

                         GAMCO Global Series Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, the net asset value ("NAV") per share of The GAMCO Global Convertible Securities Fund (the "Fund") was down 17.14%, while the Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International ("MSCI") World Free Index decreased by 17.26% and 15.25%, respectively.

     Enclosed is the investment portfolio as of September 30, 2008.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                                  Since
                                          Year to                                               Inception
                              Quarter       Date       1 Year     3 Year     5 Year   10 Year    (2/3/94)
                              -------     -------     -------     ------     ------   -------   ---------
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
   CLASS AAA ..............   (17.14)%    (22.89)%    (27.66)%    (3.85)%     1.58%     4.17%      4.07%
Merrill Lynch Global 300
   Convertible Index ......   (17.26)     (20.56)     (22.18)      0.86       3.31      5.09       N/A*
MSCI World Free Index .....   (15.25)     (24.21)     (26.05)      0.75       7.32      3.79       5.93
Class A ...................   (16.91)     (22.84)     (27.46)     (3.82)      1.59      4.19       4.09
                              (21.69)(b)  (27.27)(b)  (31.63)(b)  (5.70)(b)   0.40(b)   3.59(b)    3.67(b)
Class B ...................   (17.19)     (23.31)     (28.13)     (4.54)      0.82      3.59       3.68
                              (21.33)(c)  (27.15)(c)  (31.73)(c)  (5.50)(c)   0.43(c)   3.59       3.68
Class C ...................   (17.10)     (23.29)     (28.11)     (4.56)      0.83      3.67       3.73
                              (17.93)(d)  (24.06)(d)  (28.83)(d)  (4.56)      0.83      3.67       3.73
Class I ...................   (16.91)     (22.67)     (27.46)     (3.76)      1.63      4.20       4.09


IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 2.46%, 2.45%, 3.20%, 3.20%, AND 2.20%, RESPECTIVELY. THE NET EXPENSE RATIOS IN THE CURRENT PROSPECTUS FOR THESE SHARE CLASSES ARE 2.12%, 2.12%, 2.87%, 2.87%, AND 1.87%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES,RISKS,CHARGES,AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MAY 2, 2001, MARCH 28, 2001, NOVEMBER 26, 2001, AND JANUARY 11, 2008, RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX, AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") WORLD FREE INDEX ARE UNMANAGED INDICATORS OF INVESTMENT PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

* THERE IS NO DATA AVAILABLE FOR THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX PRIOR TO DECEMBER 31, 1994.

We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)

 PRINCIPAL                                                              MARKET
  AMOUNT                                                                VALUE
----------                                                           -----------
              CONVERTIBLE CORPORATE BONDS -- 86.1%
              BROADCASTING -- 5.1%
$  400,000    Citadel Broadcasting Corp., Sub. Deb. Cv.,
                 4.000%, 02/15/11 ................................   $   311,500
                                                                     -----------
              BUSINESS SERVICES -- 2.0%
   100,000    Akamai Technologies Inc., Cv.,
                 1.000%, 12/15/33 ................................       123,750
                                                                     -----------
              COMMERCIAL SERVICES -- 4.3%
   300,000    Providence Service Corp., Sub. Deb. Cv.,
                 6.500%, 05/15/14 ................................       259,818
                                                                     -----------
              CONSUMER PRODUCTS -- 2.6%
   200,000(a) Givaudan Nederland Finance BV, Cv.,
                 5.375%, 03/01/10 ................................       154,992
                                                                     -----------
              DIVERSIFIED COMMERCIAL SERVICES -- 3.4%
   200,000    Danaher Corp., Cv.,
                 Zero Coupon, 01/22/21 ...........................       203,750
                                                                     -----------
              ELECTRONICS -- 3.5%
              Advanced Micro Devices Inc., Cv.,
   200,000       5.750%, 08/15/12 ................................       115,000
   200,000       6.000%, 05/01/15 (b) ............................        98,250
                                                                     -----------
                                                                         213,250
                                                                     -----------
              ENERGY AND UTILITIES -- 12.5%
   200,000    Cameron International Corp., Cv.,
                 2.500%, 06/15/26 ................................       253,250
   300,000    Ja Solar Holdings Co., Ltd., Cv.,
                 4.500%, 05/15/13 ................................       219,375
   300,000    Transocean Inc., Ser. A, Cv.,
                 1.625%, 12/15/37 ................................       284,250
                                                                     -----------
                                                                         756,875
                                                                     -----------
              ENTERTAINMENT -- 4.0%
   300,000    Macrovision Solutions Corp., Cv.,
                 2.625%, 08/15/11 ................................       244,875
                                                                     -----------
              FINANCIAL SERVICES -- 2.1%
   400,000    CompuCredit Corp., Cv.,
                 3.625%, 05/30/25 ................................       129,000
                                                                     -----------
              HEALTH CARE -- 14.0%
   400,000    Advanced Medical Optics Inc., Sub. Deb. Cv.,
                 3.250%, 08/01/26 ................................       263,000
   200,000    Cephalon Inc., Ser. B, Sub. Deb. Cv.,
                 Zero Coupon, 06/15/33 ...........................       279,000
   400,000    Chemed Corp., Cv.,
                 1.875%, 05/15/14 ................................       307,500
                                                                     -----------
                                                                         849,500
                                                                     -----------
              HOTELS AND GAMING -- 4.7%
   300,000    International Game Technology, Cv.,
                 2.600%, 12/15/36 ................................       282,000
                                                                     -----------

 PRINCIPAL                                                              MARKET
  AMOUNT                                                                VALUE
----------                                                           -----------
              METALS AND MINING -- 10.5%
$  200,000    Kinross Gold Corp., Cv.,
                 1.750%, 03/15/28 (b) ............................   $   169,750
   200,000    Newmont Mining Corp., Cv.,
                 1.625%, 07/15/17 ................................       204,000
   300,000    Vedanta Finance Jersey Ltd., Cv.,
                 4.600%, 02/21/26 ................................       264,375
                                                                     -----------
                                                                         638,125
                                                                     -----------
              RETAIL -- 6.1%
   500,000    Pier 1 Imports Inc., Cv. (STEP),
                 6.375%, 02/15/36 ................................       367,500
                                                                     -----------
              TELECOMMUNICATIONS -- 11.3%
   500,000    Level 3 Communications Inc., Cv.,
                 2.875%, 07/15/10 ................................       395,625
30,000,000(c) Softbank Corp., Cv.,
                 1.500%, 03/31/13 ................................       286,066
                                                                     -----------
                                                                         681,691
                                                                     -----------
              TOTAL CONVERTIBLE CORPORATE BONDS ..................     5,216,626
                                                                     -----------

  SHARES
----------
              CONVERTIBLE PREFERRED STOCKS -- 7.9%
              AUTOMOTIVE -- 1.9%
    14,000    General Motors Corp.,
                 6.250% Cv. Pfd., Ser. C .........................       112,000
                                                                     -----------
              BROADCASTING -- 1.8%
     6,000    Emmis Communications Corp.,
                 6.250% Cv. Pfd., Ser. A .........................       110,400
                                                                     -----------
              METALS AND MINING -- 4.2%
     3,000    Freeport-McMoRan Copper & Gold Inc.,
                 6.750% Cv. Pfd. .................................       254,730
                                                                     -----------
              TOTAL CONVERTIBLE PREFERRED STOCKS .................       477,130
                                                                     -----------
              COMMON STOCKS -- 2.7%
              ENERGY AND UTILITIES -- 1.6%
    18,000    Boart Longyear Group ...............................        15,932
       100    Fugro NV, CVA ......................................         5,835
    13,000    Lamprell plc .......................................        74,305
                                                                     -----------
                                                                          96,072
                                                                     -----------
              METALS AND MINING -- 0.3%
    23,000    Imdex Ltd. .........................................        22,720
                                                                     -----------
              SPECIALTY CHEMICALS -- 0.8%
     1,800    Phosphate Holdings Inc. ............................        48,600
                                                                     -----------
              TOTAL COMMON STOCKS ................................       167,392
                                                                     -----------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

 PRINCIPAL                                                              MARKET
  AMOUNT                                                                VALUE
----------                                                           -----------
              U.S. GOVERNMENT OBLIGATIONS -- 3.3%
$  198,000    U.S. Treasury Bill, 1.700%++, 11/13/08 .............   $   197,819
                                                                     -----------
              TOTAL INVESTMENTS -- 100.0%
                 (Cost $7,795,189) ...............................   $ 6,058,967
                                                                     ===========
              Aggregate book cost ................................   $ 7,795,189
                                                                     ===========
              Gross unrealized appreciation ......................   $    43,259
              Gross unrealized depreciation ......................    (1,779,481)
                                                                     -----------
              Net unrealized appreciation/(depreciation) .........   $(1,736,222)
                                                                     ===========

----------
(a)  Principal amount denoted in Swiss Francs.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $268,000 or 4.42% of total investments.

(c)  Principal amount denoted in Japanese Yen.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

STEP Step coupon bond. The rate disclosed is that in effect at September 30, 2008.

                                       % OF
                                      MARKET     MARKET
GEOGRAPHIC DIVERSIFICATION             VALUE      VALUE
--------------------------            ------   ----------
North America .....................    82.8%   $5,015,367
Europe ............................     7.0       425,202
Japan .............................     4.7       286,066
Latin America .....................     3.6       219,376
Africa/Middle East ................     1.2        74,305
Asia Pacific ......................     0.7        38,651
                                      -----    ----------
                                      100.0%   $6,058,967
                                      =====    ==========

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                                INVESTMENTS IN
                                                                   SECURITIES
VALUATION INPUTS                                                 (MARKET VALUE)
----------------                                                ----------------
Level 1 - Quoted Prices                                            $  644,522
Level 2 - Other Significant Observable Inputs                       5,414,445
                                                                   ----------
TOTAL                                                              $6,058,967
                                                                   ==========

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCOInvestors, Inc. GAMCOInvestors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     - INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     - INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business.We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                            GABELLI FAMILY OF FUNDS

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (Multiclass)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                         CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                         CO-PORTFOLIO MANAGERS: JUDITH A. RANERI
                                                                 RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS,CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                                                           GAMCO

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                         GAMCO Global Series Funds, Inc.
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE:www.gabelli.com
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

E. Val Cerutti
CHIEF EXECUTIVE OFFICER
CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Arthur V. Ferrara
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                   CUSTODIAN,TRANSFER AGENT,AND DIVIDEND AGENT
                        State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB441Q308SR

                          THE GAMCO GLOBAL GROWTH FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, The GAMCO Global Growth Fund's (the "Fund") net asset value ("NAV") per share was down 20.84%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Index and the Lipper Global Multi-Cap Core Fund Average declined by 16.51% and 14.48%, respectively.

     Enclosed is the investment portfolio as of September 30, 2008.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                                       Since
                                               Year to                                               Inception
                                   Quarter       Date      1 Year      3 Year    5 Year    10 Year    (2/7/94)
                                   -------     -------     -------     ------    ------    -------   ---------
GAMCO GLOBAL GROWTH FUND
   CLASS AAA ...................   (20.84)%    (26.40)%    (24.78)%     0.33%     6.19%     4.83%      8.45%
MSCI AC World Index ............   (16.51)     (25.20)     (26.47)      1.79      8.53      4.78       6.33
Lipper Global Multi-Cap Core
   Fund Average ................   (14.48)     (23.13)     (24.42)      0.81      7.00      5.67       6.17
Class A ........................   (20.85)     (26.41)     (24.81)      0.32      6.18      4.85       8.46
                                   (25.40)(b)  (30.64)(b)  (29.14)(b)  (1.64)(b)  4.93(b)   4.23(b)    8.02(b)
Class B ........................   (21.02)     (26.84)     (25.39)     (0.42)     5.39      4.20       8.00
                                   (24.97)(c)  (30.50)(c)  (29.12)(c)  (1.43)(c)  5.07(c)   4.20       8.00
Class C ........................   (21.01)     (26.82)     (25.36)     (0.42)     5.40      4.17       7.98
                                   (21.80)(d)  (27.55)(d)  (26.11)(d)  (0.42)     5.40      4.17       7.98
Class I ........................   (20.81)     (26.26)     (24.63)      0.40      6.23      4.86       8.47

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.76%, 1.76%, 2.51%, 2.51%, AND 1.51%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MARCH 2, 2000, MAY 5, 2000, MARCH 12, 2000, AND JANUARY 11, 2008, RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.THE MSCI AC WORLD INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP CORE FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GAMCO GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                        MARKET
  SHARES                                                                VALUE
---------                                                            ------------
            COMMON STOCKS -- 99.7%
            ENERGY -- 18.4%
   13,000   Apache Corp. .........................................   $  1,355,640
   37,000   Chesapeake Energy Corp. ..............................      1,326,820
   14,672   Devon Energy Corp. ...................................      1,338,088
   10,200   FMC Technologies Inc.+ ...............................        474,810
   17,500   Hess Corp. ...........................................      1,436,400
    6,900   Imperial Oil Ltd. ....................................        295,515
   15,500   Murphy Oil Corp. .....................................        994,170
   11,000   National Oilwell Varco Inc.+ .........................        552,530
   11,000   Noble Corp. ..........................................        482,900
   18,000   Occidental Petroleum Corp. ...........................      1,268,100
    5,228   Peabody Energy Corp. .................................        235,260
   30,000   Petroleo Brasileiro SA, ADR ..........................      1,318,500
   10,000   Saipem SpA ...........................................        294,370
    5,000   Schlumberger Ltd. ....................................        390,450
    5,397   Transocean Inc.+ .....................................        592,806
   23,000   XTO Energy Inc. ......................................      1,069,960
                                                                     ------------
            TOTAL ENERGY .........................................     13,426,319
                                                                     ------------
            INFORMATION TECHNOLOGY -- 17.2%
   11,000   Adobe Systems Inc.+ ..................................        434,170
    5,700   Apple Inc.+ ..........................................        647,862
    5,500   Canon Inc. ...........................................        197,546
   24,000   Cisco Systems Inc.+ ..................................        541,440
   22,000   Corning Inc. .........................................        344,080
    8,000   Electronic Arts Inc.+ ................................        295,920
    5,900   First Solar Inc.+ ....................................      1,114,569
   11,000   FLIR Systems Inc.+ ...................................        422,620
    4,700   Google Inc., Cl. A+ ..................................      1,882,444
   17,600   Harris Corp. .........................................        813,120
   23,000   Intel Corp. ..........................................        430,790
    6,500   International Business Machines Corp. ................        760,240
    3,900   Keyence Corp. ........................................        762,729
    6,100   MasterCard Inc., Cl. A ...............................      1,081,713
   30,000   Microsoft Corp. ......................................        800,700
      600   Nintendo Co. Ltd. ....................................        244,840
   12,200   Research In Motion Ltd.+ .............................        833,260
   14,000   Trimble Navigation Ltd.+ .............................        362,040
    9,000   Visa Inc., Cl. A .....................................        552,510
                                                                     ------------
            TOTAL INFORMATION TECHNOLOGY .........................     12,522,593
                                                                     ------------
            INDUSTRIALS -- 14.3%
   15,000   ABB Ltd., ADR ........................................        291,000
    6,000   Bouygues SA ..........................................        268,185
   10,000   Deere & Co. ..........................................        495,000
   12,000   Emerson Electric Co. .................................        489,480
    3,700   Fanuc Ltd. ...........................................        269,268
    6,800   Fluor Corp. ..........................................        378,760

                                                                        MARKET
  SHARES                                                                VALUE
---------                                                            ------------
    4,000   Fomento de Construcciones y Contratas SA .............   $    178,621
    5,000   General Dynamics Corp. ...............................        368,100
   10,000   ITT Corp. ............................................        556,100
   18,000   Jardine Matheson Holdings Ltd. .......................        468,000
   13,000   Komatsu Ltd. .........................................        204,739
    4,500   L-3 Communications Holdings Inc. .....................        442,440
    9,500   McDermott International Inc.+ ........................        242,725
   18,000   Rockwell Collins Inc. ................................        865,620
   90,000   Rolls-Royce Group plc+ ...............................        538,419
   16,000   Secom Co. Ltd. .......................................        654,412
    5,000   SMA Solar Technology AG+ .............................        385,595
   20,300   SunPower Corp., Cl. A+ ...............................      1,439,879
   50,000   Tokai Carbon Co. Ltd. ................................        353,063
    9,000   United Technologies Corp. ............................        540,540
   11,000   Vestas Wind Systems A/S+ .............................        936,038
                                                                     ------------
            TOTAL INDUSTRIALS ....................................     10,365,984
                                                                     ------------
            CONSUMER STAPLES -- 12.8%
   30,912   Cadbury plc ..........................................        310,780
   15,494   Coca-Cola Hellenic Bottling Co. SA ...................        332,421
    5,000   Costco Wholesale Corp. ...............................        324,650
   10,000   CVS Caremark Corp. ...................................        336,600
   90,000   Davide Campari-Milano SpA ............................        722,833
   60,500   Diageo plc ...........................................      1,016,436
   20,000   Groupe Danone ........................................      1,407,796
   30,000   Nestle SA ............................................      1,286,248
    7,600   PepsiCo Inc. .........................................        541,652
    9,030   Pernod-Ricard SA .....................................        785,372
   16,000   Procter & Gamble Co. .................................      1,115,040
   46,000   Tesco plc ............................................        316,982
   39,100   Woolworths Ltd. ......................................        840,448
                                                                     ------------
            TOTAL CONSUMER STAPLES ...............................      9,337,258
                                                                     ------------
            HEALTH CARE -- 11.8%
    7,000   Abbott Laboratories ..................................        403,060
    3,500   Alcon Inc. ...........................................        565,285
   15,000   Celgene Corp.+ .......................................        949,200
   21,800   Gilead Sciences Inc.+ ................................        993,644
   16,000   Hisamitsu Pharmaceutical Co. Inc. ....................        693,526
    6,000   Medtronic Inc. .......................................        300,600
   10,000   Novo Nordisk A/S, ADR ................................        512,000
    4,300   Roche Holding AG .....................................        667,452
   22,000   St. Jude Medical Inc.+ ...............................        956,780
    2,400   Straumann Holding AG .................................        657,534
   11,300   Stryker Corp. ........................................        703,990
    4,800   Synthes Inc. .........................................        657,534
   10,000   Takeda Pharmaceutical Co. Ltd. .......................        493,630
                                                                     ------------
            TOTAL HEALTH CARE ....................................      8,554,235
                                                                     ------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                        MARKET
  SHARES                                                                VALUE
---------                                                            ------------
            COMMON STOCKS (CONTINUED)
            CONSUMER DISCRETIONARY -- 10.7%
    6,000   Amazon.com Inc.+ .....................................   $    436,560
   25,000   British Sky Broadcasting Group plc ...................        184,229
    4,000   Christian Dior SA ....................................        298,847
   11,000   Coach Inc.+ ..........................................        275,440
   10,314   Compagnie Financiere Richemont SA, Cl. A .............        448,634
   36,000   Crown Ltd. ...........................................        241,817
    7,650   Hennes & Mauritz AB, Cl. B ...........................        307,158
    8,000   Honda Motor Co. Ltd., ADR ............................        240,880
   31,053   InterContinental Hotels Group plc ....................        379,826
   11,000   J. Crew Group Inc.+ ..................................        314,270
   10,000   Next plc .............................................        181,162
    7,000   NIKE Inc., Cl. B .....................................        468,300
   13,000   Nikon Corp. ..........................................        300,080
   10,000   Nordstrom Inc. .......................................        288,200
    6,000   Polo Ralph Lauren Corp. ..............................        399,840
   10,000   Starbucks Corp.+ .....................................        148,700
    8,000   The Swatch Group AG ..................................        262,943
   20,000   Tiffany & Co. ........................................        710,400
    4,000   Toyota Motor Corp., ADR ..............................        343,200
   19,000   Under Armour Inc., Cl. A+ ............................        603,440
   11,900   Viacom Inc., Cl. B+ ..................................        295,596
   20,180   Vivendi ..............................................        625,573
                                                                     ------------
            TOTAL CONSUMER DISCRETIONARY .........................      7,755,095
                                                                     ------------
            MATERIALS -- 7.2%
    6,950   Anglo American plc ...................................        229,204
    6,000   BHP Billiton plc .....................................        134,298
   30,400   Companhia Vale do Rio Doce, ADR ......................        582,160
   19,300   Freeport-McMoRan Copper & Gold Inc. ..................      1,097,205
    6,000   Lonmin plc ...........................................        242,569
   12,000   Monsanto Co. .........................................      1,187,760
    6,300   Rio Tinto plc ........................................        388,766
    1,000   Rio Tinto plc, ADR ...................................        249,500
   12,500   Syngenta AG, ADR .....................................        529,000
    5,000   United States Steel Corp. ............................        388,050
    6,866   Xstrata plc ..........................................        209,466
                                                                     ------------
            TOTAL MATERIALS ......................................      5,237,978
                                                                     ------------
            TELECOMMUNICATION SERVICES -- 4.8%
   12,500   America Movil SAB de CV, Cl. L, ADR ..................        579,500
   19,000   AT&T Inc. ............................................        530,480
    7,000   China Mobile Ltd., ADR ...............................        350,560
       85   KDDI Corp. ...........................................        470,735
   20,000   Rogers Communications Inc., Cl. B ....................        664,800
   12,000   Verizon Communications Inc. ..........................        385,080
   22,000   Vodafone Group plc, ADR ..............................        486,200
                                                                     ------------
            TOTAL TELECOMMUNICATION SERVICES .....................      3,467,355
                                                                     ------------

                                                                        MARKET
  SHARES                                                                VALUE
---------                                                            ------------
            FINANCIALS -- 1.8%
    3,500   Allianz SE ...........................................   $    474,399
    1,533   China Life Insurance Co. Ltd., ADR ...................         85,265
   16,000   Janus Capital Group Inc. .............................        388,480
    7,400   Julius Baer Holding Ltd. AG ..........................        358,086
                                                                     ------------
            TOTAL FINANCIALS .....................................      1,306,230
                                                                     ------------
            UTILITIES -- 0.7%
   12,500   Veolia Environnement .................................        507,951
                                                                     ------------
            TOTAL COMMON STOCKS ..................................     72,480,998
                                                                     ------------

PRINCIPAL
  AMOUNT
---------
            U.S. GOVERNMENT OBLIGATIONS -- 0.3%
$ 208,000   U.S. Treasury Bill, 0.751%++, 10/30/08 ...............        207,923
            TOTAL INVESTMENTS -- 100.0%
               (Cost $75,759,002) ................................   $ 72,688,921
                                                                     ============
            Aggregate book cost ..................................   $ 75,759,002
                                                                     ============
            Gross unrealized appreciation ........................   $  6,944,504
            Gross unrealized depreciation ........................    (10,014,585)
                                                                     ------------
            Net unrealized appreciation/(depreciation) ...........   $ (3,070,081)
                                                                     ============

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

                              % of
                             MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION    VALUE      VALUE
--------------------------   ------   -----------
North America ............    59.6%   $43,313,963
Europe ...................    24.7     17,971,179
Japan ....................     7.2      5,228,648
Latin America ............     5.8      4,189,041
Asia/Pacific .............     2.7      1,986,090
                             -----    -----------
                             100.0%   $72,688,921
                             =====    ===========

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

THE GAMCO GLOBAL GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
VALUATION INPUTS                                (MARKET VALUE)
----------------                                --------------
Level 1 - Quoted Prices                           $72,480,998
Level 2 - Other Significant Observable Inputs         207,923
                                                  -----------
TOTAL                                             $72,688,921
                                                  ===========

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. TAX INFORMATION. At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $45,500,209, which are available to reduce future required distributions of net capital gains to shareholders. $4,251,022 is available through 2009; $39,969,419 is available through 2010; and $1,279,768 is available through 2011.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                            GABELLI FAMILY OF FUNDS

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                                            CO-PORTFOLIO MANAGERS: SUSAN M.BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                         CO-PORTFOLIO MANAGERS: JUDITH A. RANERI
                                                                 RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                      GAMCO

THE GAMCO GLOBAL GROWTH FUND

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                         GAMCO Global Series Funds, Inc.
                          THE GAMCO GLOBAL GROWTH FUND
                            One Corporate Center Rye,
                               New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

E. Val Cerutti
CHIEF EXECUTIVE OFFICER
CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Arthur V. Ferrara
FORMER CHAIRMAN AND CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q308SR

                        THE GAMCO GLOBAL OPPORTUNITY FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, the net asset value ("NAV") per share of The GAMCO Global Opportunity Fund (the "Fund") was down 19.09%, while the Morgan Stanley Capital International ("MSCI") All Country ("AC") World Index and the Lipper Global Multi-Cap Growth Fund Average declined 16.51% and 19.64%, respectively.

     Enclosed is the investment portfolio as of September 30, 2008.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                                             Since
                                                              Year to                                      Inception
                                                 Quarter        Date      1 Year      3 Year      5 Year   (5/11/98)
                                                 -------      -------     ------      ------      ------   ---------
GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA ......    (19.09)%    (27.15)%    (28.63)%     (0.25)%     7.15%      6.02%
MSCI AC World Index ..........................    (16.51)     (25.20)     (26.47)       1.79       8.53       3.26
Lipper Global Multi-Cap Growth Fund Average ..    (19.64)     (28.50)     (28.82)       0.40       7.19
Class A ......................................    (19.09)     (27.17)     (28.63)      (0.25)      7.16       6.03
                                                  (23.74)(b)  (31.35)(b)  (32.73)(b)   (2.20)(b)   5.90(b)    5.43(b)
Class B ......................................    (19.26)     (27.59)     (29.16)      (1.02)      6.33       5.43
                                                  (23.30)(c)  (31.21)(c)  (32.70)(c)   (2.02)(c)   6.01(c)    5.43
Class C ......................................    (19.23)     (27.59)     (29.16)      (1.06)      6.61       5.83
                                                  (20.03)(d)  (28.31)(d)  (29.87)(d)   (1.06)      6.61       5.83
Class I ......................................    (19.02)     (27.00)     (28.48)      (0.18)      7.19       6.04

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.96%, 1.96%, 2.71%, 2.71%, AND 1.71%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

     THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MARCH 12, 2000, AUGUST 16, 2000, NOVEMBER 23, 2001, AND JANUARY 11, 2008, RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER FOR THE PERIODS STARTING PRIOR TO AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY, DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REIMBURSED CERTAIN EXPENSES OF THE FUND. THE MSCI AC WORLD INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP GROWTH FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c)  PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS
     B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d)  PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS
     C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30,2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
  SHARES                                                               VALUE
---------                                                           -----------
            COMMON STOCKS -- 100.0%
            ENERGY -- 17.1%
    9,000   Galp Energia SGPS SA, Cl. B .........................   $   147,481
    6,600   Imperial Oil Ltd. ...................................       282,667
   15,000   Lamprell plc . ......................................        85,736
      700   Patriot Coal Corp.+ .................................        20,335
    3,500   Peabody Energy Corp. . ..............................       157,500
   12,000   Petroleo Brasileiro SA, ADR .........................       527,400
   10,000   Saipem SpA ..........................................       294,370
    7,200   Schlumberger Ltd. ...................................       562,248
    6,000   Suncor Energy Inc. ..................................       252,840
    2,798   Transocean Inc.+ ....................................       307,332
                                                                    -----------
            TOTAL ENERGY ........................................     2,637,909
                                                                    -----------
            CONSUMER STAPLES -- 16.5%
    5,000   British American Tobacco plc ........................       163,117
   12,160   Cadbury plc .........................................       122,253
    2,280   Dr. Pepper Snapple Group Inc.+ . ....................        60,374
    5,000   General Mills Inc. ..................................       343,600
    5,000   Heineken Holding NV .................................       194,487
       25   Japan Tobacco Inc. ..................................        92,614
    5,000   PepsiCo Inc. ........................................       356,350
    4,000   Pernod-Ricard SA ....................................       347,895
    4,000   Procter & Gamble Co. ................................       278,760
    2,600   Remy Cointreau SA ...................................       121,448
    7,000   UST Inc. ............................................       465,780
                                                                    -----------
            TOTAL CONSUMER STAPLES ..............................     2,546,678
                                                                    -----------
            HEALTH CARE -- 15.7%
    6,000   Cochlear Ltd. .......................................       281,171
    6,000   Novartis AG .........................................       312,489
    2,000   Novo Nordisk A/S, ADR ...............................       102,400
    3,500   Roche Holding AG ....................................       543,275
    5,000   St. Jude Medical Inc.+ ..............................       217,450
    1,200   Straumann Holding AG ................................       328,767
    2,500   Synthes Inc. ........................................       342,466
    3,200   Takeda Pharmaceutical Co. Ltd. ......................       157,962
    3,000   William Demant Holding A/S+ . .......................       133,019
                                                                    -----------
            TOTAL HEALTH CARE . .................................     2,418,999
                                                                    -----------
            INDUSTRIALS -- 14.3%
    3,000   Bobst Group AG ......................................       152,108
    4,000   Bouygues SA .........................................       178,790
    4,500   CNH Global NV .......................................        99,180
    1,000   Fanuc Ltd. ..........................................        72,775
    2,000   Finmeccanica SpA ....................................        42,910
    2,800   Jardine Matheson Holdings Ltd. ......................        72,800
    3,000   L-3 Communications Holdings Inc. ....................       294,960
    5,500   Lockheed Martin Corp. ...............................       603,185
    3,000   Mitsui & Co. Ltd. ...................................        36,049
    9,000   Mueller Water Products Inc., Cl. B ..................        58,500
    4,000   Outotec Oyj .........................................       105,754
    5,000   Precision Castparts Corp.                                   393,900
    1,000   SMC Corp.                                                   102,017
                                                                    -----------
            TOTAL INDUSTRIALS                                         2,212,928
                                                                    -----------
            MATERIALS -- 11.5%
   58,630   Antofagasta plc .....................................       416,939
    3,000   BHP Billiton Ltd. ...................................        73,493
    4,125   CRH plc, Dublin .....................................        87,107
    9,000   CRH plc, London .....................................       189,799
   43,000   Gold Fields Ltd., ADR ...............................       412,370
   24,000   Harmony Gold Mining Co. Ltd., ADR+ ..................       232,320
    3,000   Impala Platinum Holdings Ltd. .......................        60,116
      500   Syngenta AG .........................................       105,497
   20,000   Tokai Carbon Co. Ltd. ...............................       141,225
    2,000   Xstrata plc .........................................        61,016
                                                                    -----------
            TOTAL MATERIALS .....................................     1,779,882
                                                                    -----------
            CONSUMER DISCRETIONARY -- 9.0%
    7,000   Cablevision Systems Corp., Cl. A ....................       176,120
    4,000   Christian Dior SA ...................................       298,847
   10,000   Compagnie Financiere Richemont SA, Cl. A ............       434,976
    4,000   Fortune Brands Inc. .................................       229,440
    8,392   InterContinental Hotels Group plc ...................       102,647
  100,000   Mandarin Oriental International Ltd. ................       153,000
                                                                    -----------
            TOTAL CONSUMER DISCRETIONARY ........................     1,395,030
                                                                    -----------
            INFORMATION TECHNOLOGY -- 6.6%
    2,000   Canon Inc. ..........................................        71,835
    5,000   eBay Inc.+ ..........................................       111,900
      800   Google Inc., Cl. A+ .................................       320,416
      500   Keyence Corp. .......................................        97,786
   10,500   Microsoft Corp. .....................................       280,245
    5,000   Square Enix Co. Ltd. ................................       143,858
                                                                    -----------
            TOTAL INFORMATION TECHNOLOGY ........................     1,026,040
                                                                    -----------
            FINANCIAL SERVICES -- 4.9%
    8,750   Julius Baer Holding Ltd. AG .........................       423,412
   10,000   Kinnevik Investment AB, Cl. B .......................       116,266
    7,000   Schroders plc .......................................       126,067
   10,000   Swire Pacific Ltd., Cl. A ...........................        86,801
                                                                    -----------
            TOTAL FINANCIAL SERVICES ............................       752,546
                                                                    -----------
            TELECOMMUNICATION SERVICES -- 3.1%
   10,000   China Mobile Ltd. ...................................        99,036
    2,300   Telephone & Data Systems Inc. .......................        82,225
    2,300   Telephone & Data Systems Inc., Special ..............        82,570
    4,500   United States Cellular Corp.+ .......................       211,140
                                                                    -----------
            TOTAL TELECOMMUNICATION SERVICES                            474,971
                                                                    -----------
            UTILITIES -- 1.3%
    7,000   Connecticut Water Service Inc. ......................       202,650
                                                                    -----------
            TOTAL COMMON STOCKS .................................    15,447,633
                                                                    -----------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                              MARKET
 AMOUNT                                                                VALUE
---------                                                           -----------
            CORPORATE BONDS -- 0.0%
            TELECOMMUNICATION SERVICES -- 0.0%
 $200,000   Williams Communications Group Inc., Escrow,
               10.875%, 10/01/09+ (a) ...........................   $         0
                                                                    -----------
            TOTAL INVESTMENTS -- 100.0%
               (Cost $12,423,250) ...............................   $15,447,633
                                                                    ===========
            Aggregate book cost .................................   $12,423,250
                                                                    ===========
            Gross unrealized appreciation .......................   $ 4,666,519
            Gross unrealized depreciation .......................    (1,642,136)
                                                                    -----------
            Net unrealized appreciation(/depreciation) ..........   $ 3,024,383
                                                                    ===========

                                                            % OF
                                                           MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                                  VALUE      VALUE
--------------------------                                 ------   -----------
North America ..........................................     37.7%  $ 5,825,373
Europe .................................................     37.2     5,752,315
Latin America ..........................................      9.0     1,396,980
Japan ..................................................      5.9       916,121
Asia/Pacific Rim .......................................      5.0       766,302
South Africa ...........................................      4.6       704,806
Africa/Middle East .....................................      0.6        85,736
                                                            -----   -----------
                                                            100.0%  $15,447,633
                                                            =====   ===========

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of the fair valued security amounted to $0 or 0.00% of total investments.

+    Non-income producing security.

ADR  American Depositary Receipt

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)(UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                                  INVESTMENTS IN
                                                                    SECURITIES
VALUATION INPUTS                                                  (MARKET VALUE)
----------------                                                  --------------
Level 1 - Quoted Prices                                             $15,447,633
Level 3 - Significant Observable Inputs                                       0
                                                                    -----------
TOTAL                                                               $15,447,633
                                                                    ===========

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                                  INVESTMENTS IN
                                                                    SECURITIES
                                                                  (MARKET VALUE)
                                                                  --------------
BALANCE AS OF 12/31/07                                                 $ 0
Accrued discounts/(premiums)                                            --
Realized gain/(loss)                                                    --
Change in unrealized appreciation/(depreciation)                         0
Net purchases/(sales)                                                   --
Transfers in and/or out of Level 3                                      --
                                                                       ---
BALANCE AS OF 09/30/08                                                 $ 0
                                                                       ===

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. TAX INFORMATION. At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $3,294,031, which are available to reduce future required distributions of net capital gains to shareholders. $316,789 of the loss carryforward is available through 2010; $1,776,091 is available through 2011; and $1,201, 151 is available through 2012.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCOInvestors, Inc. GAMCOInvestors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law.If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                             GABELLI FAMILY OF FUNDS

VALUE
GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE
GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE
GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH
GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH
GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP
GAMCO WESTWOOD MIGHTY MITESSM FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME
GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                                           CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors,and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR
GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE
GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN
GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME
GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET
GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                         CO-PORTFOLIO MANAGERS: JUDITH A. RANERI
                                                                 RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                                                           GAMCO

THE GAMCO GLOBAL OPPORTUNITY FUND

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                         GAMCO Global Series Funds, Inc.

                        THE GAMCO GLOBAL OPPORTUNITY FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

E. Val Cerutti
CHIEF EXECUTIVE OFFICER
CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Arthur V. Ferrara
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                   CUSTODIAN,TRANSFER AGENT,AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL

                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q308SR

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, the net asset value ("NAV") per share of The GAMCO Global Telecommunications Fund (the "Fund") declined 14.43%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Telecommunication Services Index decreased 16.83% and the MSCI AC World Free Index declined 16.51%.

     Enclosed is the investment portfolio as of September 30, 2008.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                                                   Since
                                                         Year to                                                 Inception
                                             Quarter       Date       1 Year     3 Year    5 Year     10 Year    (11/1/93)
                                             -------     -------     -------     ------    ------     -------    ---------
GAMCO GLOBAL TELECOMMUNICATIONS
   FUND CLASS AAA ........................   (14.43)%    (28.63)%    (29.34)%     2.54%      9.53%     6.44%       8.47%
MSCI AC World Telecommunication
   Services Index ........................   (16.83)     (30.12)     (27.72)      5.88      10.32       N/A*        N/A*
MSCI AC World Free Index .................   (16.51)     (25.20)     (26.47)      1.79       8.53      4.78        6.67
Class A ..................................   (14.44)     (28.65)     (29.37)      2.55       9.55      6.45        8.48
                                             (19.36)(b)  (32.75)(b)  (33.43)(b)   0.55(b)    8.26(b)   5.82(b)     8.05(b)
Class B ..................................   (14.58)     (29.02)     (29.88)      1.77       8.70      5.79        8.02
                                             (18.85)(c)  (32.57)(c)  (33.39)(c)   0.79(c)    8.42(c)   5.79        8.02
Class C ..................................   (14.58)     (29.02)     (29.89)      1.75       8.72      5.78        8.02
                                             (15.44)(d)  (29.73)(d)  (30.59)(d)   1.75       8.72      5.78        8.02
Class I ..................................   (14.41)     (28.51)     (29.23)      2.59       9.57      6.46        8.48

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.50%, 1.50%, 2.25%, 2.25%, AND 1.25%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE.THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

     THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MARCH 12, 2000, MARCH 13, 2000, JUNE 2, 2000, AND JANUARY 11, 2008, RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX AND THE MSCI AC WORLD FREE INDEX ARE UNMANAGED INDICATORS OF GLOBAL STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED.YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c)  PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS
     B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d)  PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS
     C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

* INFORMATION FOR THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX IS NOT AVAILABLE WITH DIVIDENDS PRIOR TO AUGUST 2001.

We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                      MARKET
  SHARES                                                                              VALUE
----------                                                                         ------------
             COMMON STOCKS -- 99.2%
             DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 45.5%
             AFRICA/MIDDLE EAST -- 1.0%
     2,000   Pakistan Telecommunications Co. Ltd., GDR (a) .....................   $     80,511
    13,000   Telkom SA Ltd. ....................................................        164,964
    67,000   Maroc Telecom .....................................................      1,477,088
                                                                                   ------------
                                                                                      1,722,563
                                                                                   ------------
             ASIA/PACIFIC -- 4.3%
   249,000   Asia Satellite Telecommunications Holdings Ltd. ...................        346,330
   170,000   First Pacific Co. Ltd. ............................................         89,326
    20,000   First Pacific Co. Ltd., ADR .......................................         52,548
         1   Hanarotelecom Inc., ADR+ ..........................................              5
    10,000   KT Corp., ADR .....................................................        167,900
   100,000   PCCW Ltd. .........................................................         41,211
    67,000   Philippine Long Distance Telephone Co., ADR .......................      3,774,780
    18,360   PT Telekomunikasi Indonesia, ADR ..................................        546,761
   874,000   Singapore Telecommunications Ltd. .................................      1,976,894
    35,555   Telecom Corp. of New Zealand Ltd., ADR ............................        326,750
   375,000   Telekom Malaysia Berhad ...........................................        357,298
     2,400   Telstra Corp. Ltd., ADR ...........................................         39,566
     8,075   Thai Telephone & Telecom, GDR+ (a)(b) .............................            404
 1,000,000   True Corp. Public Co. Ltd.+ .......................................         90,077
                                                                                   ------------
                                                                                      7,809,850
                                                                                   ------------
             EUROPE -- 19.9%
    39,000   BT Group plc, ADR .................................................      1,131,390
   300,000   Cable & Wireless plc ..............................................        882,698
     8,000   Colt Telecom Group SA+ ............................................         14,223
   468,000   Deutsche Telekom AG, ADR ..........................................      7,127,640
   110,000   Elisa Oyj .........................................................      2,127,743
    38,000   France Telecom SA, ADR ............................................      1,064,380
     5,507   Hellenic Telecommunications Organization SA .......................         97,840
    37,000   Hellenic Telecommunications Organization SA, ADR ..................        333,000
    20,000   Hungarian Telephone & Cable Corp.+ ................................        398,000
       500   Magyar Telekom Telecommunications plc, ADR ........................         11,640
    95,000   Portugal Telecom SGPS SA ..........................................        950,227
    60,000   Portugal Telecom SGPS SA, ADR .....................................        604,800
    11,000   Rostelecom, ADR ...................................................        478,940
    55,000   Royal KPN NV, ADR .................................................        787,391
    93,000   Sistema JSFC, GDR (a) .............................................      1,517,760
    95,000   Swisscom AG, ADR ..................................................      2,808,694
 1,700,000   Telecom Italia SpA ................................................      2,517,703
    25,000   Telecom Italia SpA, ADR ...........................................        373,000
    99,000   Telefonica SA, ADR ................................................      7,077,510
     6,361   Telefonica SA, BDR ................................................        150,426
   100,000   Telekom Austria AG ................................................      1,744,260
    15,000   Telenor ASA+ ......................................................        183,321
   635,000   TeliaSonera AB ....................................................      3,585,964
                                                                                   ------------
                                                                                     35,968,550
                                                                                   ------------

  SHARES/                                                                             MARKET
   UNITS                                                                              VALUE
----------                                                                         ------------
             JAPAN -- 0.9%
       237   Nippon Telegraph & Telephone Corp................................     $  1,045,113
    22,000   Nippon Telegraph & Telephone Corp., ADR .........................          495,220
                                                                                   ------------
                                                                                      1,540,333
                                                                                   ------------
             LATIN AMERICA -- 5.1%
    33,250   Atlantic Tele-Network Inc. ......................................          931,000
    11,500   Brasil Telecom Participacoes SA, ADR ............................          561,890
        44   Brasil Telecom SA, Preference ...................................              351
17,415,054   Cable & Wireless Jamaica Ltd. (c) ...............................          192,325
   145,000   Compania de Telecomunicaciones de Chile SA, ADR .................          987,450
     1,000   Maxcom Telecomunicaciones SAB de CV, ADR+ .......................            7,650
    25,693   Tele Norte Leste Participacoes SA, ADR ..........................          448,600
   189,000   Telecom Argentina SA, ADR+ ......................................        2,315,250
    55,000   Telefonica de Argentina SA, ADR+ ................................          497,200
    82,000   Telefonos de Mexico SAB de CV, Cl. L, ADR .......................        2,111,500
     3,355   Telemar Norte Leste SA, Preference, Cl. A .......................          102,277
    84,000   Telmex Internacional SAB de CV, ADR .............................        1,092,000
                                                                                   ------------
                                                                                      9,247,493
                                                                                   ------------
             NORTH AMERICA -- 14.3%
   155,000   AT&T Inc. .......................................................        4,327,600
    47,836   Bell Aliant Regional Communications Income Fund .................        1,123,253
    39,371   Bell Aliant Regional Communications Income Fund (a)(d) ..........          983,881
    26,000   CenturyTel Inc. .................................................          952,900
   740,000   Cincinnati Bell Inc.+ ...........................................        2,286,600
     3,289   Consolidated Communications Holdings Inc. .......................           49,598
    90,060   D&E Communications Inc. .........................................          679,953
    10,000   E.Spire Communications Inc.+ (d) ................................                0
     3,230   EarthLink Inc.+ .................................................           27,455
    20,000   Embarq Corp. ....................................................          811,000
    84,000   FairPoint Communications Inc. ...................................          728,280
    30,000   Frontier Communications Corp. ...................................          345,000
    80,000   General Communication Inc., Cl. A+ ..............................          740,800
       800   Lexcom Inc., Cl. B, Non-Voting+ .................................           67,460
    12,000   Manitoba Telecom Services Inc. ..................................          442,565
    22,422   McLeodUSA Inc., Cl. A+ ..........................................              110
   130,000   McLeodUSA Inc., Cl. A, Escrow+ (d) ..............................                0
    26,000   New Ulm Telecom Inc. ............................................          237,900
    20,000   NorthPoint Communications Group Inc.+ ...........................               12
   160,000   Price Communications Corp., Escrow+ (d) .........................                0
   280,000   Qwest Communications International Inc. .........................          904,400
    33,000   Shenandoah Telecommunications Co. ...............................          728,310
    45,000   TELUS Corp. .....................................................        1,643,552
    33,057   TELUS Corp., Non-Voting .........................................        1,183,746
     6,943   TELUS Corp., Non-Voting, ADR ....................................          246,893
   110,000   tw telecom inc.+ ................................................        1,142,900
   182,000   Verizon Communications Inc. .....................................        5,840,380
    40,000   Windstream Corp. ................................................          437,600
                                                                                   ------------
                                                                                     25,932,148
                                                                                   ------------
             TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES ...................       82,220,937
                                                                                   ------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                      MARKET
  SHARES                                                                              VALUE
----------                                                                         ------------
             COMMON STOCKS (CONTINUED)
             WIRELESS TELECOMMUNICATIONS SERVICES -- 34.1%
             AFRICA/MIDDLE EAST -- 0.4%
    20,000   Orascom Telecom Holding SAE, GDR ..................................   $    736,842
                                                                                   ------------
             ASIA/PACIFIC -- 4.1%
    72,000   China Mobile Ltd., ADR ............................................      3,605,760
    73,000   China Unicom Ltd., ADR ............................................      1,103,760
       666   Hutchison Telecommunications International Ltd.+ ..................            757
     8,000   PT Indosat Tbk, ADR ...............................................        261,280
   100,000   SK Telecom Co. Ltd., ADR ..........................................      1,882,000
   375,000   TM International Berhad+ ..........................................        610,022
                                                                                   ------------
                                                                                      7,463,579
                                                                                   ------------
             EUROPE -- 8.8%
    53,000   Bouygues SA .......................................................      2,368,969
    24,000   Millicom International Cellular SA ................................      1,648,080
       800   Mobile TeleSystems OJSC, ADR ......................................         44,808
   110,000   Turkcell Iletisim Hizmet A/S, ADR .................................      1,648,900
   248,000   Vimpel-Communications, ADR ........................................      5,034,400
   125,000   Vivendi ...........................................................      3,874,960
    54,000   Vodafone Group plc, ADR ...........................................      1,193,400
                                                                                   ------------
                                                                                     15,813,517
                                                                                   ------------
             JAPAN -- 3.8%
       600   KDDI Corp. ........................................................      3,322,834
     2,200   NTT DoCoMo Inc. ...................................................      3,473,085
                                                                                   ------------
                                                                                      6,795,919
                                                                                   ------------
             LATIN AMERICA -- 4.4%
   158,000   America Movil SAB de CV, Cl. L, ADR ...............................      7,324,880
    17,500   Grupo Iusacell SA de CV+ ..........................................        125,707
       460   Tele Norte Celular Participacoes SA, ADR ..........................          7,970
       701   Telemig Celular Participacoes SA, ADR .............................         25,944
    14,900   Tim Participacoes SA, ADR .........................................        310,814
     3,020   Vivo Participacoes SA+ ............................................         13,490
    23,976   Vivo Participacoes SA, ADR ........................................         99,261
    13,024   Vivo Participacoes SA, Preference+ ................................         53,317
                                                                                   ------------
                                                                                      7,961,383
                                                                                   ------------
             NORTH AMERICA -- 12.6%
    40,000   Centennial Communications Corp.+ ..................................        249,600
    60,000   Clearwire Corp., Cl. A+ ...........................................        712,800
     2,000   Leap Wireless International Inc.+ .................................         76,200
    14,000   MetroPCS Communications Inc.+ .....................................        195,860
    80,000   Nextwave Wireless Inc.+ ...........................................         48,000
   250,000   Rogers Communications Inc., Cl. B .................................      8,310,000
   430,000   Sprint Nextel Corp. ...............................................      2,623,000
    79,100   Telephone & Data Systems Inc. .....................................      2,827,825
    60,000   Telephone & Data Systems Inc., Special ............................      2,154,000
   120,000   United States Cellular Corp.+ .....................................      5,630,400
     4,000   Virgin Mobile USA Inc., Cl. A+ ....................................         11,760
                                                                                   ------------
                                                                                     22,839,445
                                                                                   ------------
             TOTAL WIRELESS TELECOMMUNICATIONS SERVICES ........................     61,610,685
                                                                                   ------------

                                                                                      MARKET
  SHARES                                                                              VALUE
----------                                                                         ------------
             OTHER -- 19.6%
             ASIA/PACIFIC -- 0.3%
    38,000   ABC Communications Holdings Ltd. ..................................   $      1,957
    19,065   Austar United Communications Ltd.+ ................................         17,025
   100,000   Champion Technology Holdings Ltd. .................................          8,371
    70,000   CP Pokphand Co. Ltd., ADR+ ........................................         54,096
    26,000   Himachal Futuristic Communications Ltd., GDR+ (a)(d) ..............         22,387
    50,000   Hutchison Whampoa Ltd. ............................................        378,629
   300,000   Time Engineering Berhad+ ..........................................         12,200
                                                                                   ------------
                                                                                        494,665
                                                                                   ------------
             EUROPE -- 1.8%
    18,000   Alcatel-Lucent, ADR+ ..............................................         69,120
     1,500   British Sky Broadcasting Group plc, ADR ...........................         44,550
     6,744   Cockleshell Ltd.+ .................................................          6,415
     9,000   E.ON AG ...........................................................        450,804
    59,500   G4S plc ...........................................................        214,208
    96,000   GN Store Nord A/S+ ................................................        411,170
     3,600   Impellam Group plc+ ...............................................          3,040
     6,400   L. M. Ericsson Telephone Co., Cl. B, ADR ..........................         60,352
    28,000   Nokia Oyj, ADR ....................................................        522,200
    15,428   Seat Pagine Gialle SpA+ ...........................................          1,492
       900   Shellshock Ltd.+ ..................................................            992
       750   Siemens AG, ADR ...................................................         70,417
     5,852   Telecom Italia Media SpA+ .........................................            825
    25,000   Telegraaf Media Groep NV ..........................................        678,558
     6,000   ThyssenKrupp AG ...................................................        177,636
    15,000   TNT NV, ADR .......................................................        410,861
     1,000   Via Net.Works Inc.+ ...............................................             16
    14,085   Zon Multimedia Servicos de Telecomunicacoes
                e Multimedia SGPS SA ...........................................        102,912
     9,578   Zon Multimedia Servicos de Telecomunicacoes
                e Multimedia SGPS SA, ADR ......................................         69,825
                                                                                   ------------
                                                                                      3,295,393
                                                                                   ------------
             JAPAN -- 0.4%
    72,000   The Furukawa Electric Co. Ltd. ....................................        307,348
    30,000   Tokyo Broadcasting System Inc. ....................................        506,323
                                                                                   ------------
                                                                                        813,671
                                                                                   ------------
             LATIN AMERICA -- 0.3%
     9,000   BB Holdings Ltd.+ .................................................         39,150
    25,693   Contax Participacoes SA, ADR ......................................         26,906
    19,000   Grupo Televisa SA, ADR ............................................        415,530
     1,224   Shellproof Ltd.+ ..................................................          1,186
                                                                                   ------------
                                                                                        482,772
                                                                                   ------------
             NORTH AMERICA -- 16.8%
    80,000   Adelphia Communications Corp., Cl. A+ (d) .........................              0
    80,000   Adelphia Communications Corp., Cl. A, Escrow+ (d) .................              0
    80,000   Adelphia Recovery Trust+ ..........................................            160
     2,000   America Online Latin America Inc., Cl. A+ (d) .....................              4
     2,000   Amphenol Corp., Cl. A .............................................         80,280

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                      MARKET
  SHARES                                                                              VALUE
----------                                                                         ------------
             COMMON STOCKS (CONTINUED)
             OTHER (CONTINUED)
             NORTH AMERICA (CONTINUED)
     2,100   Ascent Media Corp., Cl. A+ ........................................   $     51,261
   135,000   Cablevision Systems Corp., Cl. A ..................................      3,396,600
    50,000   California Micro Devices Corp.+ ...................................        149,500
    23,566   CanWest Global Communications Corp.+ (d) ..........................         49,700
    33,434   CanWest Global Communications Corp., Cl. A+ .......................         70,371
   500,000   Charter Communications Inc., Cl. A+ ...............................        365,000
    10,000   Cogeco Inc. .......................................................        293,164
    14,000   Comcast Corp., Cl. A, Special .....................................        276,080
     4,000   Convergys Corp.+ ..................................................         59,120
    21,000   Discovery Communications Inc., Cl. A+ .............................        299,250
    21,000   Discovery Communications Inc., Cl. C+ .............................        297,360
    90,000   DISH Network Corp., Cl. A+ ........................................      1,890,000
    18,000   EchoStar Corp., Cl. A+ ............................................        433,800
     6,000   Fisher Communications Inc. ........................................        236,400
     1,000   Geoworks Corp.+ ...................................................             55
     1,000   Google Inc., Cl. A+ ...............................................        400,520
     5,000   Idearc Inc. .......................................................          6,250
    35,000   IDT Corp.+ ........................................................         18,200
    32,000   IDT Corp., Cl. B+ .................................................         23,677
     1,000   JDS Uniphase Corp.+ ...............................................          8,460
     1,000   L-3 Communications Holdings Inc. ..................................         98,320
    60,732   Liberty Global Inc., Cl. A+ .......................................      1,840,180
    50,000   Liberty Global Inc., Cl. C+ .......................................      1,404,500
    24,000   Liberty Media Corp. - Capital, Cl. A+ .............................        321,120
    96,000   Liberty Media Corp. - Entertainment, Cl. A+ .......................      2,397,120
    40,000   Liberty Media Corp. - Interactive, Cl. A+ .........................        516,400
     1,000   Lockheed Martin Corp. .............................................        109,670
    60,100   LSI Corp.+ ........................................................        322,136
    34,000   Macrovision Solutions Corp.+ ......................................        522,920
    17,000   Mediacom Communications Corp., Cl. A+ .............................        100,640
    55,000   Motorola Inc. .....................................................        392,700
     2,000   News Corp., Cl. A .................................................         23,980
     2,000   News Corp., Cl. B .................................................         24,300
    75,000   Nortel Networks Corp.+ ............................................        168,000
     2,524   Orbital Sciences Corp.+ ...........................................         60,500
     2,000   R. H. Donnelley Corp.+ ............................................          3,980
     8,000   SCANA Corp. .......................................................        311,440
     5,000   SJW Corp. .........................................................        149,850
   360,000   The DIRECTV Group Inc.+ ...........................................      9,421,200
    15,000   Time Warner Cable Inc., Cl. A+ ....................................        363,000
   175,000   Time Warner Inc. ..................................................      2,294,250
     2,000   TiVo Inc.+ ........................................................         14,640
     1,000   Vishay Intertechnology Inc.+ ......................................          6,620
        47   Xanadoo Co.+ ......................................................         14,100
    59,000   Yahoo! Inc.+ ......................................................      1,020,700
                                                                                   ------------
                                                                                     30,307,478
                                                                                   ------------
             TOTAL OTHER .......................................................     35,393,979
                                                                                   ------------
             TOTAL COMMON STOCKS ...............................................    179,225,601
                                                                                   ------------

                                                                                      MARKET
  SHARES                                                                              VALUE
----------                                                                         ------------
             WARRANTS -- 0.8%
             WIRELESS TELECOMMUNICATIONS SERVICES -- 0.8%
             ASIA/PACIFIC -- 0.8%
    82,000   Bharti Airtel Ltd., expire 12/15/16+ (a)...........................   $  1,529,718
                                                                                   ------------
             OTHER -- 0.0%
             ASIA/PACIFIC -- 0.0%
    20,000   Champion Tech, expire 04/16/09 (d).................................              0
                                                                                   ------------
             TOTAL WARRANTS.....................................................      1,529,718
                                                                                   ------------
             TOTAL INVESTMENTS -- 100.0%
                (Cost $154,506,423).............................................   $180,755,319
                                                                                   ============
             Aggregate book cost................................................   $154,506,423
                                                                                   ============
             Gross unrealized appreciation......................................   $ 54,507,458
             Gross unrealized depreciation......................................    (28,258,562)
                                                                                   ------------
             Net unrealized appreciation/(depreciation).........................   $ 26,248,896
                                                                                   ============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $4,134,661 or 2.29% of total investments.

(b)  Illiquid security.

(c) At September 30, 2008, the Fund held an investment in a restricted security amounting to $192,325 or 0.11% of total investments, which was valued under methods approved by the Board of Directors, as follows:

                                                                                 09/30/08
                                                                                 CARRYING
ACQUISITION                                          ACQUISITION   ACQUISITION     VALUE
   SHARES     ISSUER                                     DATE          COST      PER UNIT
-----------   ------------------------------------   -----------   -----------   --------
17,415,054    Cable & Wireless Jamaica Ltd. ......     03/10/94      $406,745     $0.0110

(d) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $1,055,972 or 0.58% of total investments.

+    Non-income producing security.

ADR  American Depositary Receipt

BDR  Brazilian Depositary Receipt

GDR  Global Depositary Receipt

                              % OF
                             MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION    VALUE       VALUE
--------------------------   ------   ------------
North America ............    43.7%   $ 79,079,071
Europe ...................    30.5      55,077,460
Asia/Pacific .............     9.5      17,297,812
Latin America ............     9.8      17,691,648
Japan ....................     5.1       9,149,923
Africa/Middle East .......     1.4       2,459,405
                             -----    ------------
                             100.0%   $180,755,319
                             =====    ============

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                   INVESTMENTS IN
                                                     SECURITIES
VALUATION INPUTS                                   (MARKET VALUE)
----------------                                   --------------
Level 1 - Quoted Prices                             $180,683,072
Level 2 - Other Significant Observable Inputs             72,087
Level 3 - Significant Unobservable Inputs                    160
                                                    ------------
TOTAL                                               $180,755,319
                                                    ============

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
BALANCE AS OF 12/31/07                                  $ 14
Accrued discounts/(premiums)                              --
Realized gain/(loss)                                       0
Change in unrealized appreciation/(depreciation)         146
Net purchases/(sales)                                     --
Transfers in and/or out of Level 3                         0
                                                        ----
BALANCE AS OF 09/30/08                                  $160
                                                        ====

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. TAX INFORMATION. At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $24,201,456, which are available to reduce future required distributions of net capital gains to shareholders. $8,976,662 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; and $3,314,655 is available through 2012.

                             GABELLI FAMILY OF FUNDS

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                       PORTFOLIO MANAGER:  MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)
                                         CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE M
                                                                ARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)
                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)
                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                         CO-PORTFOLIO MANAGERS: JUDITH A. RANERI
                                                                 RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                    (GRAPHIC)

THE GAMCO GLOBAL
TELECOMMUNICATIONS FUND

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                         GAMCO Global Series Funds, Inc.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

E. Val Cerutti
CHIEF EXECUTIVE OFFICER
CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Arthur V. Ferrara
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q308SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.